Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss):

	Year Ended December 31,
	2022			2021			2020
(Thousands of dollars)	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
Defined benefit pension plans:
Net actuarial gain/(loss)	$4,079	$(980)	$3,099	$59,176	$(14,202)	$44,974	$(57,539)	$13,809	$(43,730)
Amortization of prior service cost	175	(42)	133	959	(230)	729	1,155	(277)	878
Amortization of net actuarial (gain)/loss	34,818	(8,357)	26,461	44,597	(10,703)	33,894	37,830	(9,079)	28,751
Regulatory adjustment	(28,232)	6,775	(21,457)	(88,194)	21,167	(67,027)	7,435	(1,785)	5,650
Pension plans other comprehensive income (loss)	10,840	(2,604)	8,236	16,538	(3,968)	12,570	(11,119)	2,668	(8,451)
FSIRS (designated hedging activities):
Amounts reclassified into net income	545	(129)	416	2,174	(522)	1,652	3,247	(780)	2,467
FSIRS other comprehensive income (loss)	545	(129)	416	2,174	(522)	1,652	3,247	(780)	2,467
Total other comprehensive income (loss) –Southwest Gas Corporation	11,385	(2,733)	8,652	18,712	(4,490)	14,222	(7,872)	1,888	(5,984)
Foreign currency translation adjustments:
Translation adjustments	(6,133)	—	(6,133)	20	—	20	1,713	—	1,713
Foreign currency other comprehensive income (loss)	(6,133)	—	(6,133)	20	—	20	1,713	—	1,713
Total other comprehensive income (loss) – Southwest Gas Holdings, Inc.	$5,252	$(2,733)	$2,519	$18,732	$(4,490)	$14,242	$(6,159)	$1,888	$(4,271)
(1) Tax amounts are calculated using a 24% rate. With regard to foreign currency translation adjustments, the Company has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, and no repatriation of earnings anticipated, the Company is not recognizing a tax effect or presenting a tax expense or benefit for currency translation adjustments in Other comprehensive income (loss).

Schedule of Rollforward of Accumulated Other Comprehensive Income
The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

	Defined Benefit Plans			FSIRS			Foreign Currency Items
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit (4)	After-Tax	Before- Tax	Tax (Expense) Benefit	After-Tax	AOCI
Beginning Balance AOCI December 31, 2021	$(61,182)	$14,685	$(46,497)	$(545)	$129	$(416)	$152	$—	$152	$(46,761)
Net actuarial gain/(loss)	4,079	(980)	3,099	—	—	—	—	—	—	3,099
Translation adjustments	—	—	—	—	—	—	(6,133)	—	(6,133)	(6,133)
Other comprehensive income before reclassifications	4,079	(980)	3,099	—	—	—	(6,133)	—	(6,133)	(3,034)
FSIRS amount reclassified from AOCI (1)	—	—	—	545	(129)	416	—	—	—	416
Amortization of prior service cost (2)	175	(42)	133	—	—	—	—	—	—	133
Amortization of net actuarial loss (2)	34,818	(8,357)	26,461	—	—	—	—	—	—	26,461
Regulatory adjustment (3)	(28,232)	6,775	(21,457)	—	—	—		—	—	(21,457)
Net current period other comprehensive income (loss) attributable to Southwest Gas Holdings, Inc.	10,840	(2,604)	8,236	545	(129)	416	(6,133)	—	(6,133)	2,519
Ending Balance AOCI December 31, 2022	$(50,342)	$12,081	$(38,261)	$—	$—	$—	$(5,981)	$—	$(5,981)	$(44,242)
(1)The FSIRS reclassification amount is included in Net interest deductions on the Company’s Consolidated Statements of Income.
(2)These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(3)The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in Deferred charges and other assets on the Company’s Consolidated Balance Sheets).
(4)    Tax amounts are calculated using a 24% rate.
The following table represents a rollforward of AOCI, presented on Southwest’s Consolidated Balance Sheets:

	Defined Benefit Plans			FSIRS
(Thousands of dollars)	Before-Tax	Tax (Expense) Benefit (9)	After- Tax	Before- Tax	Tax (Expense) Benefit (9)	After- Tax	AOCI
Beginning Balance AOCI December 31, 2021	$(61,182)	$14,685	$(46,497)	$(545)	$129	$(416)	$(46,913)
Net actuarial gain/(loss)	4,079	(980)	3,099	—	—	—	3,099
Other comprehensive loss before reclassifications	4,079	(980)	3,099	—	—	—	3,099
FSIRS amount reclassified from AOCI (6)	—	—	—	545	(129)	416	416
Amortization of prior service cost (7)	175	(42)	133	—	—	—	133
Amortization of net actuarial loss (7)	34,818	(8,357)	26,461	—	—	—	26,461
Regulatory adjustment (8)	(28,232)	6,775	(21,457)	—	—	—	(21,457)
Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	10,840	(2,604)	8,236	545	(129)	416	8,652
Ending Balance AOCI December 31, 2022	$(50,342)	$12,081	$(38,261)	$—	$—	$—	$(38,261)
(6)    The FSIRS reclassification amount is included in Net interest deductions on Southwest’s Consolidated Statements of Income.
(7)    These AOCI components are included in the computation of net periodic benefit cost (see Note 11 - Pension and Other Postretirement Benefits for additional details).
(8)    The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included Deferred charges and other assets on Southwest’s Consolidated Balance Sheets).
(9) Tax amounts are calculated using a 24% rate.
Schedule of Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income
The following table represents amounts (before income tax impacts) included in AOCI (in the tables above), that have not yet been recognized in net periodic benefit cost:

	Year Ended December 31,
(Thousands of dollars)	2022	2021
Net actuarial loss	$(360,113)	$(399,010)
Prior service cost	(1,353)	(1,528)
Less: amount recognized in regulatory assets	311,124	339,356
Recognized in AOCI	$(50,342)	$(61,182)
Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	Year Ended December 31,
	2022				2021				2020
(Thousands of dollars)	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
Net actuarial loss (gain) (a)	$(4,079)	$11,049	$(6,133)	$(8,995)	$(59,176)	$(54,892)	$(3,245)	$(1,039)	$57,539	$45,665	$7,240	$4,634
Amortization of prior service cost (b)	(175)	—	—	(175)	(959)	—	—	(959)	(1,155)	—	—	(1,155)
Amortization of net actuarial loss (b)	(34,818)	(32,468)	(2,350)	—	(44,597)	(41,955)	(2,642)	—	(37,830)	(36,025)	(1,805)	—
Prior service cost	—	—	—	—	—	—	—	—	—	—	—	—
Regulatory adjustment	28,232	19,062	—	9,170	88,194	86,196	—	1,998	(7,435)	(3,956)	—	(3,479)
Recognized in other comprehensive (income) loss	(10,840)	(2,357)	(8,483)	—	(16,538)	(10,651)	(5,887)	—	11,119	5,684	5,435	—
Net periodic benefit costs recognized in net income	47,226	41,671	4,215	1,340	57,397	51,194	4,599	1,604	56,291	50,583	3,798	1,910
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$36,386	$39,314	$(4,268)	$1,340	$40,859	$40,543	$(1,288)	$1,604	$67,410	$56,267	$9,233	$1,910